Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw materials	$ 360,926	$ 313,676
Finished goods	187,789	84,253
Inventories, Gross	548,715	397,929
Less: Reserve	(45,662)	(25,059)
Inventories, Net	$ 503,053	$ 372,870